SUPPLEMENT DATED JULY 23, 2004
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
MONTANA TAX-FREE FUND, INC.
ND TAX-FREE FUND, INC.
SOUTH DAKOTA TAX-FREE FUND, INC.
Dated May 1, 2004

TO THE PROSPECTUS

I.  Under the heading “Hedging Strategies” beginningon page 20, the following disclosure has been added to the end of the last full paragraph in that section.

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

TO THE SAI

II. The second paragraph under the heading “Regulatory Restrictions” on page B-9 is replaced with the following:

The Funds may engage in transactions in futures contracts and options on futures contracts.  The Funds may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which each of these Funds is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, a Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  The required disclosure that each Fund is making in the applicable Prospectuses of the Fund, dated on or after the date of this SAI, is as follows:

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

On or prior to the date of this SAI, each of the Funds has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.